MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund
MainStay Large Cap Growth Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 91 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 104 of the Statement of Additional Information.

As of January 13, 2012, the Fund is closed to new investors, with certain exceptions. Please see page 115 of the Prospectus for additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Large Cap Growth Fund	Investor Class		Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Large Cap Growth Fund		Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%
Other Expenses		0.26%	0.18%	0.26%	0.26%	0.18%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	[2]	1.15%	1.07%	1.90%	1.90%	0.82%	0.92%	1.17%	1.42%
[1]	The management fee is as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million to $500 million; 0.725% on assets from $500 million to $750 million; 0.70% on assets from $750 million to $2 billion; 0.65% on assets from $2 billion to $3 billion; 0.60% on assets from $3 billion to $7 billion; 0.575% on assets from $7 billion to $9 billion; and 0.565% on assets in excess of $9 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.75% on assets up to $500 million. All other management fee breakpoints remain the same. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I shares do not exceed 0.88% of its average daily net assets. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Large Cap Growth Fund (USD $)	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Expense Example, With Redemption, 1 Year	661	653	693	293	84	94	119	145
Expense Example, With Redemption, 3 Years	895	872	897	597	262	293	372	449
Expense Example, With Redemption, 5 Years	1,148	1,108	1,226	1,026	455	509	644	776
Expense Example, With Redemption, 10 Years	1,871	1,784	2,027	2,222	1,014	1,131	1,420	1,702

Expense Example, No Redemption MainStay Large Cap Growth Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	193	193
Expense Example, No Redemption, 3 Years	597	597
Expense Example, No Redemption, 5 Years	1,026	1,026
Expense Example, No Redemption, 10 Years	2,027	2,222

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 52%
of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, Inc., the Fund's Subadvisor, invests substantially all of the Fund's investable assets in domestic securities. However, the Fund is permitted to invest up to 20% of its net assets in foreign securities, which are generally securities issued by companies organized outside the U.S. and traded primarily in markets outside the
U.S.

Investment Process: The Fund invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns
(i.e., returns in excess of the returns of the average stock mutual fund) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings growth with management focused on shareholder value.

When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; favorable market share; identifiable and sustainable competitive advantages; a management team that can perpetuate the firm's competitive advantages; and, attractive, and preferably rising, returns on invested capital.

The Subadvisor takes a "bottom-up" investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it will sell some or all of its position in a stock when a stock becomes fully valued or a position exceeds 5% of the Fund, and/or the fundamental business prospects are deteriorating.
Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.
Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell
1000®Growth Index as its primary benchmark. The Russell 1000®Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000®Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Standard & Poor's 500®Index ("S&P 500®Index") as its secondary benchmark.
The S&P 500®Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A shares include the historical performance of the FMI Winslow Growth Fund (a predecessor to the
Fund) through March 31, 2005, adjusted to reflect the current maximum sales charge applicable to the Class A shares. Performance figures for Class B, Class
C, Class I, Class R1 and Class R2 shares, each of which was first offered on
April 1, 2005, and the Class R3 shares which were first offered on April 28,
2006, include the historical performance of Class A shares through March 31,
2005 and April 27, 2006, respectively. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Annual Returns, Class A Shares (by calendar year 2002-2011)

Best Quarter 2Q/03 18.21 % Worst Quarter 4Q/08 -22.57%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MainStay Large Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Investor Class Return Before Taxes	(5.96%)	2.24%	3.44%
Class A	Class A Return Before Taxes	(5.96%)	2.33%	3.48%
Class B	Class B Return Before Taxes	(6.22%)	2.22%	3.24%
Class C	Class C Return Before Taxes	(2.22%)	2.59%	3.24%
Class I	Class I Return Before Taxes	(0.19%)	3.86%	4.46%
Class R1	Class R1 Return Before Taxes	(0.33%)	3.76%	4.33%
Class R2	Class R2 Return Before Taxes	(0.62%)	3.51%	4.07%
Class R3	Class R3 Return Before Taxes	(0.77%)	3.25%	3.79%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	(6.27%)	2.26%	3.45%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	(3.44%)	1.99%	3.02%
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deductions for fees, expenses, or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares. After-tax returns for the other share classes may vary.